Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Schedule of consolidated financial statements reflect the activities of the company
Name	Background	Ownership
China International Assets and Equity of Artworks Exchange Limited (“International Culture”)	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading	100%

HKDAEx Limited (“HKDAEx”)	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading	100%

Oriental Culture BVI	● A British Virgin Islands company ● Incorporated on December 6, 2018	100%

Oriental Culture HK	● A Hong Kong company ● Incorporated on January 3, 2019	100% owned by Oriental Culture BVI

Oriental Culture WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019	100% owned by Oriental Culture HK

Jiangsu Yanggu	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Holding company of Nanjing Yanyu and Nanjing Yanqing	VIE of Oriental Culture WFOE

Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”)	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”)	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”)	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services	100% owned by Nanjing Yanqing

Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”)	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services	100% owned by Nanjing Yanqing